Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 28	$ 6	$ 99
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	43	10	101
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	1	17	2
Release of Provisions/Accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (16)	$ (21)	$ (4)